Income Taxes (Tables)	6 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
Schedule of Income (Loss) Before Provision for Income Taxes	Income (loss) before provision for income taxes consisted of:
	For the Six Months Ended December 31, 2023	For the Six Months ended December 31, 2022
	(Unaudited)	(Unaudited)
Cayman	$(3,370,210)	$(4,808,241)
United States	(237,063)	(168,673)
Hong Kong	-	(7,200,298)
Dubai	(17,516,926)	-
PRC	(54)	-
Loss before provision for income taxes	$(21,124,253)	$(12,177,212)

Schedule of Components of Deferred Tax Assets	Significant components of deferred tax assets were as follows:
	December 31, 2023	June 30, 2023
Deferred tax assets
Net operating loss carryforward in the U.S.	629,483	576,046
Net operating loss carryforward in the United Arab Emirates	3,468,411	1,891,888
Net operating loss carryforward in PRC	14	-
Valuation allowance	(4,097,908)	(2,467,934)
Total net deferred tax assets	$-	$-